CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 15, 2021
Current assets:
Cash			$ 1,172,371		$ 22,232	$ 1,539,548
Restricted Cash	$ 148,736	$ 843,313			0
Due from sponsor	29,385	318,888			0
Trust Account - Restricted for Redeeming Shareholders		24,539,002
Other Assets					186,532
Prepaid expenses and other Assets	102,250
Total current assets	280,371	25,701,203			208,764
Investments held in Trust Account	47,868,795	46,893,175			295,802,694
Total Assets	48,149,166	72,594,378			296,011,458
Current liabilities:
Accrued expenses	2,218,166	2,123,846			304,952
Franchise tax payable	92,059	35,800			200,000
Due to Trust Account	29,385	318,888
Redeemed stock payable to public stockholders		24,539,002
Convertible promissory note - related party	1,500,000	810,345
Advances from sponsor	$ 418,441	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Income tax payable	$ 162,895	$ 1,027,644			791,758
Excise Tax Payable	2,523,150	2,523,150
Total current liabilities	6,944,096	31,378,675			1,296,710
Deferred underwriting commissions	10,062,500	10,062,500			10,062,500		$ 10,062,500
Total Liabilities	17,006,596	41,441,175			11,359,210
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(16,650,474)	(15,839,811)			(10,145,752)
Total Stockholders' Deficit	(16,649,392)	(15,838,729)	$ (13,123,968)		(10,144,670)	(8,833,859)
Total Liabilities and Stockholders' Deficit	48,149,166	72,594,378			296,011,458
Class A common stock subject to possible redemption
Current assets:
Investments held in Trust Account				$ 68,000,000.0
Current liabilities:
Excise Tax Payable	2,523,150	2,523,150
Class A common stock subject to possible redemption, 4,345,663 shares at redemption value of approximately $11.00 and $10.81 as of March 31, 2024 and December 31, 2023, respectively	47,791,962	46,991,932			294,796,918	$ 291,812,500
Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock	$ 1,082	$ 1,082			133
Class B Common Stock
Stockholders' Deficit:
Common stock					$ 949